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                      TRANSAMERICA ACCESS VARIABLE ANNUITY

                                    Issued by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated August 13, 2002
                                     to the
                          Prospectus dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table Footnotes of the prospectus.

(11) This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 0.64% to 1.75%.

(12) This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 0.64% to 1.65%.

(13) This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 0.64% to 1.75%.

(14) This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 0.64% to 1.75%.

                 This Prospectus Supplement must be accompanied
                            by the Prospectus for the
             Transamerica Access Variable Annuity Dated May 1, 2002